Taxes on Income - Schedule of Profit (Loss) Before Taxes (Details) (10-KT) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Foreign		$ 1,887			$ 10,574	$ 3,727
Domestic		(2,935)			7,470	(34)
Loss (Income) before taxes on income	$ (3,001)	$ 1,048	$ (2,880)	$ 6,277	$ (18,044)	$ (3,693)